Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of details of the VIE agreements
	As of March 31, 2022	As of December 31, 2021

Current assets	$18,739,702	$18,972,383
Non-current assets	8,846,612	8,995,363
Total Assets	27,586,314	27,967,746
Current liabilities	12,230,072	12,794,076
Non-current liabilities	152,821	422,480
Total liabilities	12,382,893	13,216,556
Total shareholders’ equity (deficit)	$15,203,421	$14,751,190

	For three months ended March 31,
	2022	2021
Net income	$412,526	$359,484
Net cash provided by (used in) operating activities	261,920	1,007,986
Net cash provided by (used in) investment activities	-	-
Net cash provided by (used in) financing activities	$(265,213)	$14,251

	As of December 31, 2021	As of December 31, 2020

Current assets	$18,972,383	$25,878,427
Non-current assets	8,995,363	8,863,429
Total Assets	27,967,746	34,741,856
Current liabilities	12,794,076	20,475,295
Non-current liabilities	422,480	1,425,475
Total liabilities	13,216,556	21,900,770
Total shareholders’ equity	$14,751,190	$12,841,086

	For the year ended December 31,
	2021	2020
Net income	$2,254,902	$1,198,517
Net cash provided by (used in) operating activities	5,484,916	1,413,581
Net cash provided by (used in) investment activities	(1,158,773)	(75,346)
Net cash provided by (used in) financing activities	$(4,328,560)	$(1,648,247)

Schedule of estimated useful lives
Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

Schedule of intangible assets estimated useful lives
Useful Life
Land use rights	50 years
Non-patented technology	10 years

Useful Life
Land use rights	50 years
Non-patented technology	10 years

Schedule of details of the VIE agreements
	March 31,	December 31,
	2022	2021
Current portion of long-term debt	$1,170,803	$1,174,756
Long-term loan	18,134	283,860
Total	$1,188,937	$1,458,616

	December 31, 2021	December 31, 2020
Current portion of long-term loan	$1,174,756	$4,571,452
Long-term loan	283,860	1,425,475
	$1,458,616	$5,996,927